Document and Entity Information	0 Months Ended
Mar. 03, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 03, 2015
Registrant Name	Avenue Mutual Funds Trust
Central Index Key	0001544657
Amendment Flag	false
Document Creation Date	Mar. 03, 2015
Document Effective Date	Mar. 03, 2015
Prospectus Date	Feb. 27, 2015
Avenue Credit Strategies Fund | Investor Class
Risk/Return:
Trading Symbol	ACSAX
Avenue Credit Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	ACSBX